Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (300,897)	$ (46,115)	¥ (196,957)	¥ (201,016)
Net cash used in operating activities	(300,897)	(46,115)	(196,957)	(201,016)
Cash flows from investing activities
Purchase of property, plant and equipment	(36,655)	(5,618)	(21,323)	(43,910)
Proceeds from sale of property, plant and equipment			4,940
Purchase of intangible assets	(13,371)	(2,049)	(4,261)	(3,515)
Purchase of wealth management products	(1,628,558)	(249,587)	(479,100)	(895,140)
Redemption of wealth management products	1,620,924	248,417	395,697	1,109,675
Investment income from wealth management products	4,476	686	723	6,929
Purchase of equity security	(13,721)	(2,103)
Purchase of other investment	(19,000)	(2,912)
Purchase of derivative financial instruments	(68,078)	(10,433)
Redemption of derivative financial instruments	69,628	10,671
Loans to a related party			(5,000)	(43,550)
Repayments of loans to a related party			11,517	41,000
Others	(294)	(45)
Net cash generated from/(used in) investing activities	(84,649)	(12,973)	(96,807)	171,489
Cash flows from financing activities
Proceeds from issuance of ordinary shares	1,676,816	256,983	18
Proceeds from ADS depository	23,069	3,535
Proceeds from issuance of financial instruments with preferred rights	70,026	10,732	456,568	60,000
Issuance costs of financial instruments with preferred rights			(6,303)	(10,600)
Repurchase of ordinary shares	(4,102)	(629)	(54,479)
Repurchase of financial instruments with preferred rights			(43,279)
Proceeds from investors upon reorganization	299,051	45,832	15,000
Repayments to investors upon reorganization	(314,388)	(48,182)
Proceeds from borrowings	61,213	9,381	32,955
Repayments of borrowings	(20,703)	(3,173)	(9,798)
Proceeds from loans from a related party			35,000
Repayments of loans from a related party			(35,000)
Principal elements of lease payments	(19,577)	(3,000)	(12,286)
Interests paid	(4,942)	(757)	(5,396)
Payments in relation to listing expenses	(21,691)	(3,324)	(1,269)
Others	(260)	(40)
Net cash generated from financing activities	1,744,512	267,358	371,731	49,400
Net increase (decrease) in cash and cash equivalents	1,358,966	208,270	77,967	19,873
Cash and cash equivalents at beginning of year	139,954	21,449	62,126	42,030
Exchange differences on cash and cash equivalents	(123,154)	(18,874)	(139)	223
Cash and cash equivalents at end of year	¥ 1,375,766	$ 210,845	¥ 139,954	¥ 62,126